LOAN SERVICING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 136,206,000	$ 118,994,000
Custodial balances maintained in connection with the foregoing loan servicing	2,800,000	1,200,000
Net servicing (loss)	(66,000)	(98,000)
FHLMC [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	235,000	285,000
FNMA [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	127,677,000	108,275,000
Other investors [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 8,294,000	$ 10,434,000